Net Other Non-operating Income and Expenses_Details Of Other Nonoperating Income And Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Other non-operating income
Gain on disposal in property and equipment	₩ 35,747				₩ 34,238		₩ 10,867
Rent received	85,720				55,321		32,254
Gains on bargain purchase	0	[1],[2]	$ 0	[1],[2]	0	[2]	122,986
Gain on sales of disposal group held for sale	2,731				118,716		22,371
Others	84,793				37,122		72,248
Sub-total	208,991				245,397		260,726
Other non-operating expenses
Loss on disposal in property and equipment	8,587				6,131		2,500
Donation	102,711				130,249		54,419
Restoration Cost	2,902				4,386		3,465
Management cost for special bonds	3,382				3,338		3,279
Loss on sales of disposal group held for sale	0				0		45,764
Impairment loss on disposition of disposal group held for sale	0				0		7,198
Impairment loss for goodwill	0				0		1,202
Others	64,523				91,502		104,023
Sub-total	182,105				235,606		221,850
Net other non-operating income	₩ 26,886	[3],[4]	$ 23,268	[3],[4]	₩ 9,791	[4]	₩ 38,876

[1]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[4]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.